RELATED PARTY TRANSACTIONS	9 Months Ended
Sep. 30, 2020
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

18. RELATED PARTY TRANSACTIONS

Mubbadrah Investment LLC (“Mubbadrah”)

GES leases office space in a building it owns in Muscat, Oman to Mubbadrah along with other Mubbadrah group entities (collectively, the “Mubbadrah group entities”). GES charges rental income to the Mubbadrah group entities for the occupation of the office space, based on usage. Rental income charged by GES to the Mubbadrah group entities amounted to $0.06 million, $0.049 million, $0.2 million and $0.2 million for the quarter ended September 30, 2020, the quarter ended September 30, 2019, the year-to-date period ended September 30, 2020, and the year-to-date period ended September 30, 2019, respectively, in the Condensed Consolidated Interim Statement of Operations. The outstanding balance of receivables from Mubbadrah group entities was $0.5 million and $0.6 million at September 30, 2020 and December 31, 2019, respectively. Mubbadrah is owned by Hilal Al Busaidy and Yasser Al Barami, and, collectively with Mubbadrah, they own 17% of the Company.

Heavy Equipment Manufacturing & Trading LLC (“HEMT”)

HEMT is a majority owned by Mubbadrah and Hilal Al Busaidy. HEMT is engaged by various subsidiaries of GES for services such as fabrication, manufacturing and maintenance of tools and equipment. HEMT has charged GES $0.04 million, $0.04 million, $0.08 million and $0.09 million for the quarter ended September 30, 2020, the quarter ended September 30, 2019, the year-to-date period ended September 30, 2020, and the year-to-date period ended September 30, 2019, respectively, in relation to these services.

Prime Business Solutions LLC (“PBS”)

PBS is 100% owned by Mubbadrah Business Solutions LLC and is involved in the development and maintenance of Enterprise Resource Planning (“ERP”) systems.

PBS has developed and implemented the GEARS (ERP) system for GES and is currently engaged to maintain it. Charges totaling $0.1 million, $0.2 million, $0.9 million and $0.2 million for the quarter ended September 30, 2020, the quarter ended September 30, 2019, the year-to-date period ended September 30, 2020, and the year-to-date period ended September 30, 2019, respectively, within the Condensed Consolidated Interim Statement of Operations, for maintenance fees. As of September 30, 2020, and December 31, 2019, $0.2 million and $0.7 million remains payable to PBS.

Nine Energy Service, Inc. (“Nine”)

The Company purchased $0.1 million, $0.0 (zero) million, $1.5 million and $0.0 (zero) million for the quarter ended September 30, 2020, the quarter ended September 30, 2019, the year-to-date period ended September 30, 2020, and the year-to-date period ended September 30, 2019, respectively, of products and rentals from Nine. One of the Company’s directors, Andrew Waite, also serves as a director of Nine. As of September 30, 2020, and December 31, 2019, the Company had total liabilities of $4.2 million and $6.8 million, respectively, on its Condensed Consolidated Balance Sheets related to these purchases.

Basin Holdings US LLC (“Basin”)

The Company purchased $1.1 million, $0.0 (zero) million, $1.6 million and $0.0 (zero) million for the quarter ended September 30, 2020, the quarter ended September 30, 2019, the year-to-date period ended September 30, 2020, and the year-to-date period ended September 30, 2019, respectively, of products and rentals from Basin. One of the Company’s directors, Antonio J. Campo Mejia, also serves as a director of Basin. As of September 30, 2020, and December 31, 2019, the Company had total liabilities of $1.1 million and $0.0 (zero) million, respectively, on its Condensed Consolidated Balance Sheets related to these purchases.

Sahara Projects and Investments Company (“SPIC”)

As of September 30, 2020, and December 31, 2019, the Company had receivables of $0.6 million and $0.0 (zero) million with SPIC, a Company that was previously the majority shareholder in SAPESCO. The amounts are expected to be settled in the fourth quarter of 2020.